Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	€ 82	€ 99	€ 115
Borrowings	88	82	€ 58
Aegon Ltd. [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	38	53
Borrowings	48	50
Derivatives	7	19
Other	3	7
Total	€ 96	€ 129